Debt - Summary of indebtedness (Details) $ in Thousands	Jun. 30, 2023 USD ($) aircraft engine	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Commitment	$ 57,807,927
Undrawn amounts	11,297,300
Debt issuance costs, debt discounts and debt premium	(256,243)	$ (268,723)
Debt	$ 46,255,843	46,532,960
Number of aircraft pledged as collateral | aircraft	359
Unsecured
Debt Instrument [Line Items]
Commitment	$ 43,524,500
Undrawn amounts	9,300,000
Amount outstanding	34,224,500	34,710,500
Secured
Debt Instrument [Line Items]
Commitment	12,033,427
Undrawn amounts	1,997,300
Amount outstanding	10,037,586	9,814,176
Subordinated
Debt Instrument [Line Items]
Commitment	2,250,000
Undrawn amounts	0
Amount outstanding	2,250,000	2,277,007
Floating rate debt
Debt Instrument [Line Items]
Debt	9,800,000
AerCap Trust & AICDC | Unsecured
Debt Instrument [Line Items]
Commitment	32,100,000
Undrawn amounts	0
Amount outstanding	$ 32,100,000	32,700,000
Weighted average interest rate	3.06%
Revolving credit facilities | Unsecured
Debt Instrument [Line Items]
Commitment	$ 9,300,000
Undrawn amounts	9,300,000
Amount outstanding	$ 0	0
Weighted average interest rate	0.00%
Other unsecured debt | Unsecured
Debt Instrument [Line Items]
Commitment	$ 2,124,500
Undrawn amounts	0
Amount outstanding	$ 2,124,500	2,010,500
Weighted average interest rate	6.58%
Export credit facilities | Secured
Debt Instrument [Line Items]
Commitment	$ 953,844
Undrawn amounts	0
Amount outstanding	$ 953,844	1,058,269
Weighted average interest rate	2.12%
Additional commitment	$ 800,000
Number of aircraft pledged as collateral | aircraft	36
Institutional secured term loans & secured portfolio loans | Secured
Debt Instrument [Line Items]
Commitment	$ 8,277,116
Undrawn amounts	710,500
Amount outstanding	$ 7,566,616	7,499,339
Weighted average interest rate	6.07%
Number of aircraft pledged as collateral | aircraft	270
AerFunding Revolving Credit Facility | Secured
Debt Instrument [Line Items]
Commitment	$ 2,075,000
Undrawn amounts	991,231
Amount outstanding	$ 1,083,769	717,558
Weighted average interest rate	7.20%
Number of aircraft pledged as collateral | aircraft	39
Other secured debt | Secured
Debt Instrument [Line Items]
Commitment	$ 727,467
Undrawn amounts	295,569
Amount outstanding	$ 431,898	537,232
Weighted average interest rate	5.58%
Number of aircraft pledged as collateral | aircraft	14
Number of engines pledged as collateral | engine	68
Fair value adjustment | Secured
Debt Instrument [Line Items]
Commitment	$ 0
Undrawn amounts	0
Amount outstanding	1,459	1,778
Subordinated Notes | Subordinated
Debt Instrument [Line Items]
Commitment	2,250,000
Undrawn amounts	0
Amount outstanding	$ 2,250,000	2,250,000
Weighted average interest rate	6.59%
Subordinated debt issued by VIEs | Subordinated
Debt Instrument [Line Items]
Commitment	$ 0
Undrawn amounts	0
Amount outstanding	$ 0	27,219
Weighted average interest rate	0.00%
Fair value adjustment | Subordinated
Debt Instrument [Line Items]
Commitment	$ 0
Undrawn amounts	0
Amount outstanding	$ 0	$ (212)